CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 977	$ 1,581
Trade and other receivables	14,316	21,249
Derivative financial instruments	4,123	24,315
Income tax receivable	2,307	2,384
Other current assets	3,907	3,546
Assets held for sale	23,746	24,284
TOTAL CURRENT ASSETS	49,376	77,359
NON-CURRENT ASSETS
Development and production assets	674,887	633,400
Exploration and evaluation assets	80,231	79,470
Property and equipment	990	1,354
Income tax receivable, non-current	2,344	2,344
Derivative financial instruments	2,033	8,003
Lease right-of-use assets	13,116
Other non-current assets	149	149
TOTAL NON-CURRENT ASSETS	773,750	724,720
TOTAL ASSETS	823,126	802,079
CURRENT LIABILITIES
Trade and other payables	21,839	34,796
Accrued expenses	41,238	35,223
Derivative financial instruments	2,218	436
Lease liabilities, current	7,250
Provisions, current	1,027	900
Liabilities related to assets held for sale	1,245	1,125
TOTAL CURRENT LIABILITIES	74,817	72,480
NON-CURRENT LIABILITIES
Credit facilities, net of deferred financing fees	341,922	300,440
Restoration provision	19,179	16,544
Other provisions, non-current	986	1,090
Derivative financial instruments	5,288	2,578
Lease liabilities, non-current	5,913
Deferred tax liabilities	8,912	15,189
Other non-current liabilities	85	383
TOTAL NON-CURRENT LIABILITIES	382,285	336,224
TOTAL LIABILITIES	457,102	408,704
NET ASSETS	366,024	393,375
EQUITY
Issued capital	615,984	615,984
Share-based payments reserve	17,042	16,765
Foreign currency translation reserve	(689)	(706)
Accumulated deficit	(266,313)	(238,668)
TOTAL EQUITY	$ 366,024	$ 393,375